Revenue from contracts with customers	12 Months Ended
Dec. 31, 2025
Revenue from contracts with customers
NOTE 3 – Revenue from contracts with custom
ers:
Disaggregation of revenue
The following table disaggregates Teva’s revenues by major revenue streams. For additional information on disaggregation of revenues, see note 19.

In alignment with Pivot to Growth strategy, commencing January 1, 2026, Anda is no longer reported under Teva’s United States segment. This shift allows the United States segment to continue to manage its entire product portfolio in the region, while strengthening focus on its biopharmaceutical business, growth engines and innovation. As a result, from that date, Anda is reported as part of the Company’s Other Activities. Prior period amounts were recast to reflect this change.
In

conjunction with a recent shift in executive management responsibilities and in alignment with Teva’s Pivot to Growth strategy, Teva decided that Canada is no longer included as part of Teva’s North America segment as of January 1, 2024. From that date Canada is reported as part of the Company’s International Markets segment and Teva’s North America segment has been renamed the United States segment. Teva aligned its internal financial and segment reporting and its reporting units in accordance with this change effective January 1, 2024. Amounts for the year ended December 31, 2023 have been recast to conform to the reporting structure.

	Year ended December 31, 2025
	United States	Europe	International Markets	Other Activities	Total
	(U.S.$ in millions)
Sale of goods	7,081	4,959	2,039	526	14,605
Licensing arrangements*	607	39	28	4	678
Distribution	—	1	54	1,496	1,551
Other**	2	41	41	339	423

	$7,690	$5,040	$2,162	$2,365	$17,258

*
Revenues from licensing arrangements in United States segment were mainly comprised of development milestone payments of
$500 million received in
the fourth quarter of 2025, in
connection with the
initiation of Phase 3 studies for duvakitug (
anti-TL1A
).
See note 2.

**	“Other” revenues in Europe and International Markets segments include revenues related to sales of certain product rights.

	Year ended December 31, 2024
	United States	Europe	International Markets	Other Activities	Total
	(U.S.$ in millions)
Sale of goods	6,327	4,891	2,280	553	14,050
Licensing arrangements	103	35	24	11	173
Distribution	—	1	39	1,536	1,576
Other*	68	176	121	380	745

	$6,498	$5,103	$2,463	$2,480	$16,544

*	“Other” revenues in United States, Europe and International Markets segments include revenues related to sales of certain product rights.

	Year ended December 31, 2023
	United States	Europe		International Markets	Other Activities	Total
	(U.S.$ in millions)
Sale of goods	5,554	4,631		2,229	565	12,979
Licensing arrangements*	597	51		28	5	681
Distribution	—		§	38	1,577	1,615
Other**	2	155		57	357	570

	$6,154	$4,837		$2,351	$2,503	$15,846

*	Revenues from licensing arrangements in United States segment were mainly comprised of $500 million upfront payment received in connection with the collaboration on Teva’s anti-TL1A asset. See note 2.
**	“Other” revenues in Europe segment mainly related to the sale of certain product rights.
§	Represents an amount less than $0.5 million.

Variable consideration
Variable consideration mainly includes SR&A, comprised of rebates (including Medicaid and other governmental program discounts), chargebacks, returns and other promotional (including shelf stock adjustments) items. Provisions for prompt payment discounts are netted against trade receivables.

The Company recognizes these provisions at the time of sale and adjusts them if the actual amounts differ from the estimated provisions. For description of the nature of each deduction and how provisions are estimated see note 1.
SR&A to U.S. customers comprised approximately 70% of the Company’s total SR&A as of December 31, 2025, with the remaining balance primarily in Canada and Germany. The changes in SR&A for third-party sales for the years ended December 31, 2025 and 2024 were as follows:

	Sales Reserves and Allowances
	Reserves included in Accounts Receivable, net	Rebates	Medicaid and other governmental allowances	Chargebacks	Returns	Other	Total reserves included in Sales Reserves and Allowances	Total
	(U.S.$ in millions)
Balance at January 1, 2025	$56	$1,674	$561	$936	$399	$108	$3,678	$3,734
Provisions related to sales made in current year period	412	5,129	1,050	8,005	289	124	14,597	15,009
Provisions related to sales made in prior periods	—	(46)	44	(29)	(15)	(12)	(58)	(58)
Credits and payments	(405)	(4,869)	(970)	(7,995)	(233)	(131)	(14,198)	(14,603)
Translation differences	—	66	16	20	5	17	124	124

Balance at December 31, 2025	$63	$1,954	$701	$937	$445	$106	$4,143	$4,206

	Sales Reserves and Allowances
	Reserves included in Accounts Receivable, net	Rebates	Medicaid and other governmental allowances	Chargebacks	Returns	Other	Total reserves included in Sales Reserves and Allowances	Total
	(U.S.$ in millions)
Balance at January 1, 2024	$61	1,603	540	859	436	97	$3,535	$3,596
Provisions related to sales made in current year period	390	4,640	787	7,952	276	149	13,804	14,194
Provisions related to sales made in prior periods	—	5	22	(11)	(22)	(3)	(9)	(9)
Credits and payments	(395)	(4,531)	(781)	(7,851)	(286)	(126)	(13,575)	(13,970)
Translation differences	—	(43)	(7)	(13)	(5)	(9)	(77)	(77)

Balance at December 31, 2024	$56	$1,674	$561	$936	$399	$108	$3,678	$3,734